Significant Accounting Policies (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2025 EUR (€) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)
Significant Accounting Policies [Line Items]
Pre-launch inventories	$ 1,106
CODM description	The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who manages the Company’s business activities as a single operating and reportable segment on a consolidated basis. Accordingly, the CODM uses consolidated net loss to assess financial performance and allocate resources.	The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who manages the Company’s business activities as a single operating and reportable segment on a consolidated basis. Accordingly, the CODM uses consolidated net loss to assess financial performance and allocate resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Number of operating segments (in Segment) | Segment	1	1
Lease term	12 months				12 months
Impairment losses
Research and development expenses			0	$ 83
Grants received	7,290
Royalty bearing grants amount	4,888
Non-royalty bearing grants	1,675
Non-royalty bearing grants amount	727
Fair value	16		0
Financial expense (income)	$ (11)		(19)	75
Tax benefit percentage	50.00%	50.00%
Uncertain tax liability	$ 208		208
Agreement term	10 years	10 years
Non-refundable amount	$ 2,548	€ 2.5
Additional development-related milestones payments (in Euro) (in Euro) | €		23.0
Additional amount of commercial sale milestones (in Euro) | €		€ 87.0
Transaction price	$ 2,548				€ 2.5
Monthly salary deposits percentage	8.33%	8.33%
Severance pay expense	$ 476		404	$ 401
Related party cost	350
Accrued liabilities due to legal matters
Minimum [Member]
Significant Accounting Policies [Line Items]
Employee benefits contribution	24
Maximum [Member]
Significant Accounting Policies [Line Items]
Employee benefits contribution	$ 31